UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Belgium (3.0%)
Anheuser-Busch InBev NV	71,173	$4,189,154
Telenet Group Holding NV (NON)	52,970	1,778,164
		5,967,318

Brazil (0.7%)
Petroleo Brasileiro SA ADR (Preference) (S)	44,300	1,453,926
		1,453,926

China (0.8%)
Ping An Insurance (Group) Co. of China, Ltd.	151,000	1,541,362
		1,541,362

Denmark (0.7%)
D/S Norden	35,117	1,390,912
		1,390,912

Finland (0.5%)
Nokia OYJ	102,747	1,032,921
		1,032,921

France (16.3%)
AXA SA	124,612	2,179,955
BNP Paribas SA	81,387	5,791,701
Christian Dior SA	33,371	4,364,430
Gemalto NV	50,456	2,071,962
Sanofi-Aventis	87,636	5,842,511
Schneider Electric SA	16,182	2,053,015
Societe Generale	52,295	3,013,819
Technip SA	28,571	2,298,974
Total SA	90,794	4,682,057
		32,298,424

Germany (15.4%)
BASF SE	65,585	4,138,029
Biotest AG (Preference)	26,269	1,214,713
Deutsche Post AG	194,094	3,522,551
Henkel AG & Co. KGaA	60,623	3,258,096
Kabel Deutschland Holding AG (NON)	77,540	3,077,862
Lanxess AG	39,430	2,161,599
Metro AG	45,834	2,985,324
MTU Aero Engines Holding AG	43,767	2,502,938
Porsche Automobil Holding SE (Preference)	34,218	1,695,472
Siemens AG	41,366	4,369,010
Wincor Nixdorf AG	23,808	1,553,131
		30,478,725

Ireland (3.5%)
Governor & Co. of The Bank of Ireland (The) (NON)	1,231,348	1,041,365
Kerry Group PLC Class A	80,424	2,823,190
WPP PLC	282,984	3,133,077
		6,997,632

Italy (2.9%)
Fiat SpA	209,073	3,228,306
Mediaset SpA	345,978	2,454,043
		5,682,349

Netherlands (5.2%)
Akzo Nobel NV	36,725	2,267,037
ING Groep NV (NON)	397,161	4,122,698
Koninklijke (Royal) KPN NV	244,472	3,783,240
		10,172,975

Norway (0.9%)
DnB NOR ASA	132,936	1,811,447
		1,811,447

Russia (1.7%)
Mobile Telesystems ADR	82,217	1,745,467
Sberbank OJSC (NON)	541,777	1,519,684
		3,265,151

Spain (3.3%)
Banco Santander Central Hispano SA	353,186	4,488,589
Endesa SA	77,575	2,077,701

		6,566,290

Sweden (1.3%)
SKF AB Class B	109,522	2,517,224
		2,517,224

Switzerland (6.8%)
Credit Suisse Group	55,648	2,381,148
Nestle SA	68,868	3,673,007
Novartis AG	38,093	2,186,889
Syngenta AG	8,219	2,044,806
Zurich Financial Services AG	13,108	3,075,516
		13,361,366

Turkey (0.7%)
Turkiye Garanti Bankasi AS	229,234	1,330,316
		1,330,316

United Kingdom (35.9%)
Autonomy Corp. PLC (NON)	53,145	1,514,218
BAE Systems PLC	385,289	2,072,630
Barclays PLC	661,656	3,115,317
BG Group PLC	202,461	3,558,816
BP PLC	380,163	2,555,870
Britvic PLC	235,829	1,798,234
BT Group PLC	674,413	1,483,823
Carillion PLC	374,559	1,845,381
Centrica PLC	638,567	3,246,452
Compass Group PLC	369,487	3,080,440
GlaxoSmithKline PLC	321,017	6,328,881
HSBC Holdings PLC	193,192	1,958,290
International Power PLC	316,671	1,930,938
Kingfisher PLC	589,809	2,170,833
Persimmon PLC (NON)	232,550	1,459,663
Prudential PLC	173,850	1,739,007
Reckitt Benckiser Group PLC	87,584	4,818,869
Rio Tinto PLC	87,690	5,127,881
Royal Dutch Shell PLC Class A	234,758	7,068,774
Smiths Group PLC	111,472	2,135,491
Telecity Group PLC (NON)	249,009	1,939,041
TUI Travel PLC	571,534	1,925,728
Tullow Oil PLC	49,011	981,276
Vedanta Resources PLC	47,704	1,623,084
Vodafone Group PLC	921,219	2,274,402
Xstrata PLC	173,456	3,320,204
		71,073,543
Total common stocks (cost $171,941,783)		$196,941,881

SHORT-TERM INVESTMENTS (1.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	1,034,900	$1,034,900
Putnam Money Market Liquidity Fund 0.15% (e)	1,162,938	1,162,938

Total short-term investments (cost $2,197,838)		$2,197,838

TOTAL INVESTMENTS

Total investments (cost $174,139,621)(b)		$199,139,719

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $197,824,024.

(b) The aggregate identified cost on a tax basis is $178,554,119 resulting in gross unrealized appreciation and depreciation of $26,091,415 and $5,505,815, respectively, or net unrealized appreciation of $20,585,600.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,037,112. The fund received cash collateral of $1,034,900 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $236 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $16,916,676 and $15,753,738, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Banking	12.2%
Oil and gas	11.4

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Belgium	$5,967,318	$--	$--

	Brazil	1,453,926	--	--

	China	1,541,362	--	--

	Denmark	1,390,912	--	--

	Finland	1,032,921	--	--

	France	32,298,424	--	--

	Germany	30,478,725	--	--

	Ireland	6,997,632	--	--

	Italy	5,682,349	--	--

	Netherlands	10,172,975	--	--

	Norway	1,811,447	--	--

	Russia	3,265,151	--	--

	Spain	6,566,290	--	--

	Sweden	2,517,224	--	--

	Switzerland	13,361,366	--	--

	Turkey	1,330,316	--	--

	United Kingdom	71,073,543	--	--

Total common stocks		196,941,881	--	--

Short-term investments		1,162,938	1,034,900	--

Totals by level		$198,104,819	$1,034,900	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010